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                               STAG VARIABLE LIFE

                              SEPARATE ACCOUNT VL I

                         HARTFORD LIFE INSURANCE COMPANY

                     SUPPLEMENT DATED MARCH 29, 2001 TO THE
                          PROSPECTUS DATED MAY 1, 2000

The Supplement Dated February 5, 2001 is revoked. Effective June 1, 2001, the Policy will no longer be available to new purchasers. Hartford will continue to accept applications received prior to June 1, 2001. Please consult with your registered representative for information regarding other variable life insurance policies available from Hartford.

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.


HV-
33-53692